Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Schedule of property, plant and equipment
● IT equipment	3 years
● Furniture and office equipment	5 to 15 years
● Laboratory equipment	15 years
● Leasehold improvements	The shorter of lease term and 10 years